Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flow from operating activities:
Net gain (loss)	$ (27,402,292)	$ (73,765,925)	$ 86,627,933
Adjustments to reconcile net gain (loss) to net cash used for operating activities:
Purchase of investment securities	(2,089,638,671)	(1,594,743,929)	(1,159,625,357)
Proceeds from sales of investment securities	1,629,991,694	2,054,999,635	809,997,503
Net accretion of discount	(331,044)	(335,677)	(301,808)
Net realized loss (gain) on investment securities	(1,429)	(451)	403
Unrealized depreciation (appreciation) on investments	(32,503,311)	103,661,763	(46,277,527)
Increase in payable - capital shares	2,829,896	1,497,826
Increase (decrease) in accrued expenses	(666,087)	717,847	515,001
Net cash provided by (used for) operating activities	(517,721,244)	492,031,089	(309,063,852)
Cash flows from financing activities:
Proceeds from creation of Limited Units	101,149,075	383,075,174	262,051,675
Redemption of Limited Units	(180,296,699)	(262,514,288)	(43,750,891)
Net cash provided by (used for) financing activities	(79,147,624)	120,560,886	218,300,784
Net change in cash	(596,868,868)	612,591,975	(90,763,068)
Cash held by broker at beginning of year	619,079,494	6,487,519	97,250,587
Cash held by broker at end of year	22,210,626	619,079,494	6,487,519
Greenhaven Continuous Commodity Index Master Fund
Cash flow from operating activities:
Net gain (loss)	(27,402,292)	(73,765,925)	86,627,933
Adjustments to reconcile net gain (loss) to net cash used for operating activities:
Purchase of investment securities	(2,089,638,671)	(1,594,743,929)	(1,159,625,357)
Proceeds from sales of investment securities	1,629,991,694	2,054,999,635	809,997,503
Net accretion of discount	(331,044)	(335,677)	(301,808)
Net realized loss (gain) on investment securities	(1,429)	(451)	403
Unrealized depreciation (appreciation) on investments	(32,503,311)	103,661,763	(46,277,527)
Increase in payable - capital shares	2,829,896	1,497,826
Increase (decrease) in accrued expenses	(666,087)	717,847	515,001
Net cash provided by (used for) operating activities	(517,721,244)	492,031,089	(309,063,852)
Cash flows from financing activities:
Proceeds from creation of Limited Units	101,149,075	383,075,174	262,051,675
Redemption of Limited Units	(180,296,699)	(262,514,288)	(43,750,891)
Net cash provided by (used for) financing activities	(79,147,624)	120,560,886	218,300,784
Net change in cash	(596,868,868)	612,591,975	(90,763,068)
Cash held by broker at beginning of year	619,079,494	6,487,519	97,250,587
Cash held by broker at end of year	$ 22,210,626	$ 619,079,494	$ 6,487,519